AOCI - Additional share information (Details 2) - SFr / shares		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Common shares issued
Common Stock, Shares, Issued, Beginning Balance		1,957,379,244		1,607,168,947		1,596,119,349
Issuance of common shares		132,518,134		350,210,297		11,049,598
of which reserved for share-based compensation		30,000,000		0		11,049,598
Common Stock, Shares, Issued, Ending Balance		2,089,897,378		1,957,379,244		1,607,168,947
Treasury shares
Treasury Stock, Shares, Beginning Balance		5,910,224		7,666,658		5,183,154
Sale of treasury shares		1,218,245,936		766,096,105		357,696,773
Repurchase of treasury shares		1,224,501,214		808,768,832		386,266,557
Share-based compensation, net of tax		12,165,502		44,429,161		26,086,280
Treasury Stock, Shares, Ending Balance		0		5,910,224		7,666,658
Common shares outstanding		2,089,897,378	[1]	1,951,469,020	[2]	1,599,502,289
Par value (in CHF per share)		SFr 0.04		SFr 0.04
Authorized shares (in shares)	[3]	2,797,379,244		2,666,152,845
Unissued shares (in shares)		653,000,000		680,000,000
Capital Instrument Reserved
Treasury shares
Unissued shares (in shares)		415,099,918		515,145,579
Bank
Common shares issued
Common Stock, Shares, Issued, Beginning Balance	[4]	4,399,680,200
Common Stock, Shares, Issued, Ending Balance	[4]	4,399,680,200		4,399,680,200
Treasury shares
Common shares outstanding	[4]	4,399,680,200		4,399,680,200
Par value (in CHF per share)	[4]	SFr 1.00		SFr 1.00

[1]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 653,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 415'099'918 of these shares were reserved for capital instruments.
[2]	At par value CHF 0.04 each, fully paid. In addition to the treasury shares, a maximum of 680,000,000 unissued shares (conditional, conversion and authorized capital) were available for issuance without further approval of the shareholders. 515'145'579 of these shares were reserved for capital instruments.
[3]	Includes issued shares and unissued shares (conditional, conversion and authorized capital).
[4]	The Bank's total share capital is fully paid and consists of 4'399'680'200 registered shares as of December 31, 2016. Each share is entitled to one vote. The Bank has no warrants on its own shares outstanding.